DEBT	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
DEBT
5.	DEBT

As of June 30, 2014 and December 31, 2013, debt is as follows:

	June 30, 2014	December 31, 2013
January Private Placement	$2,772,472	$—
February Private Placement	1,983,958	—
6% Notes	13,218,180	—
4% Notes	4,383,704	—
FIN Seller Notes	11,375,000	—
VIP Seller Notes	11,000,000	—
Line of credit	7,292,714	—
Convertible promissory note	—	650,000

	$52,026,028	$650,000
Less current portion	(50,764,201)	(650,000)

Total long-term debt	$1,261,827	—

The January and February 2014 Private Placements

As discussed in Note 4, the notes issued in the January Private Placement and the February Private Placement are due on the first anniversary of their respective issuance dates if not converted prior to the maturity date and accrue interest at a rate of 15% on the aggregate unconverted and outstanding principal amount, payable in cash on a quarterly basis. The carrying value of the notes issued in each of the January Private Placement and February Private Placement represents the accreted value from the date of issuance to June 30, 2014 given the full allocation of the proceeds to the fair value of the warrants issued and the fair value of the embedded derivatives.

6% and 4% Notes

The 6% and 4% Notes are due on September 3, 2015 and November 30, 2015, respectively, if not converted prior to the maturity date.

FIN Seller Notes

In February 2014, we issued notes to the former shareholders of FIN in the amount of $15,000,000 as part of our acquisition of FIN. In May 2014, the FIN note holders assigned $3,625,000 worth of principal and accrued interest of $375,000, for a total of $4,000,000, to Dominion Capital LLC. The former shareholders of FIN then amended their respective notes to reflect the new principal amount, increased the interest rate from 10% to 18% per annum and extended the term. The amended FIN Seller Notes contain a provision that requires issuance of 12,500 share of common stock per day, up to 500,000 shares of common stock, from June 9, 2014 to the repayment date. As of June 30, 2014, approximately $3.2 million had been recorded relative to the unissued shares.

After the amendment of the FIN Seller Notes, Dominion Capital LLC exchanged $4,000,000 of notes with the Company for a new convertible note with a principal balance of approximately $4,210,000, and an interest rate of 4% per annum. See Note 4.

The FIN Seller Notes were fully repaid in July 2014. See Note 13.

VIP Seller Notes

In April of 2014, we issued $11,000,000 worth of notes to the former shareholders of VIP as part of our acquisition of VIP. The notes mature at the earlier of October 14, 2014, the day the Company first trades it shares of common stock on certain listed exchanges (including the NYSE Market, the Nasdaq Capital Market, the Nasdaq Global Select Market, the Nasdaq Global Market or the New York Stock Exchange) or the Company completes an underwritten public offering of a minimum of $40 million. Beginning 120 days following the date of issuance, the promissory notes will accrue interest at a rate of 10% per annum.

Line of Credit

In conjunction with the FIN acquisition, the Company assumed a credit agreement expiring on December 31, 2015 which provides for a revolving credit and/or letter of credit commitment in the maximum combined amount of $20 million. The amount of credit to be provided is additionally limited to a specified percentage of eligible receivables and eligible finished goods and in-transit inventory. All collections of accounts receivable are required to be applied to reduce any revolving credit balance outstanding. The interest rate is the daily three month LIBOR plus a margin of 3% and at June 30, 2014 was 3.23%. The credit agreement includes a subjective acceleration clause and a lockbox arrangement; accordingly, amounts outstanding have been included as a current liability in the consolidated balance sheets.

The Company is obligated to comply with a number of covenants that include financial reporting, weekly collection reports, debt service and EBITDA coverage. As of June 30, 2014, the Company was in technical default of the agreement as its wholly-owned subsidiary FIN failed to obtain the minimum EBITDA required pursuant to the Credit Agreement, which has triggered a cross-default of the 6% Notes.

Interest Expense

Interest expense for the six and three months ended June 30, 2014 and 2013 is as follows:

	Six Months Ended		Three Months Ended
	6/30/2014	6/30/2013	6/30/2014	6/30/2013
Accretion of and interest on convertible notes	$7,860,335	$—	$1,617,734	$—
FIN Seller Notes	655,625	—	530,625	—
FIN Penalty Shares	3,224,813		3,224,813
Other	106,510	75,833	78,285	41,522

	$11,847,283	$75,833	$5,451,457	$41,522

3.	REVOLVING CREDIT LINES

The Company no longer maintains any revolving credit lines and has closed its credit cards. The Company had a balance due on these credit cards of $0 and $20,641 at December 31, 2013 and 2012, respectively.